Details of expense relating to defined benefit plans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure - Details of expense relating to defined benefit plans [Abstract]
Current service cost	₩ 369,899	₩ 392,820	₩ 378,930
Interest cost	87,687	79,524	67,104
Expected return on plan assets	(42,135)	(31,307)	(23,612)
Loss from settlement	(767)	(1,055)	(706)
Defined benefit	₩ 414,684	₩ 439,982	₩ 421,716